SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information

The following tables present financial information with respect to the Partnership’s segments (in thousands). Corporate costs represent those not directly associated with an operating segment, such as corporate overhead, interest expense and income taxes. Corporate assets primarily consist of cash and cash equivalents and restricted cash.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
STATEMENT OF OPERATIONS DATA:
Cemetery Operations:
Revenues	$60,750	$61,405	$184,288	$191,328
Operating costs and expenses	(54,681)	(57,440)	(166,777)	(176,925)
Depreciation and amortization	(1,853)	(1,858)	(5,735)	(6,043)
Segment operating profit	$4,216	$2,107	$11,776	$8,360
Funeral Home Operations:
Revenues	12,401	11,780	38,827	41,373
Operating costs and expenses	(10,669)	(10,148)	(32,636)	(33,835)
Depreciation and amortization	(602)	(652)	(1,788)	(2,066)
Segment operating profit	$1,130	$980	$4,403	$5,472
Reconciliation of segment operating profit to net loss:
Cemetery Operations	4,216	2,107	11,776	8,360
Funeral Home Operations	1,130	980	4,403	5,472
Total segment profit	5,346	3,087	16,179	13,832
Corporate overhead	(11,595)	(12,876)	(38,145)	(39,868)
Corporate depreciation and amortization	(192)	(227)	(597)	(744)
Other gains (losses), net	(129)	702	(3,558)	(4,503)
Loss on debt extinguishment	—	—	(8,478)	—
Loss on impairment of goodwill	(24,862)	—	(24,862)
Interest expense	(12,765)	(7,638)	(35,282)	(22,858)
Income tax benefit (expense)	1,545	(273)	(4,841)	1,976
Net loss	$(42,652)	$(17,225)	$(99,584)	$(52,165)

CASH FLOW DATA:
Capital expenditures:
Cemetery Operations	$411	$2,105	$4,222	$9,378
Funeral Home Operations	465	246	1,447	465
Corporate	29	187	74	321
Total capital expenditures	$905	$2,538	$5,743	$10,164

	September 30, 2019	December 31, 2018
BALANCE SHEET DATA:
Assets:
Cemetery Operations	$1,507,873	$1,508,667
Funeral Home Operations	146,708	136,064
Corporate	75,942	24,370
Total assets	$1,730,523	$1,669,101
Goodwill:
Cemetery Operations	$—	$24,862

Operating segment data for the periods indicated was as follows (in thousands):

	Years Ended December 31,
	2018	2017
STATEMENT OF OPERATIONS DATA:
Cemetery Operations:
Revenues	$261,935	$276,696
Operating costs and expenses	(238,974)	(233,950)
Depreciation and amortization	$(8,037)	(8,909)
Segment income	$14,924	$33,837
Funeral Home Operations:
Revenues	$54,191	$61,531
Operating costs and expenses	(44,525)	(49,803)
Depreciation and amortization	(2,744)	(3,080)
Segment income	$6,922	$8,648
Reconciliation of segment income to net loss:
Cemetery Operations	$14,924	$33,837
Funeral Home Operations	6,922	8,648
Total segment income	21,846	42,485
Corporate overhead	(53,281)	(51,964)
Corporate depreciation and amortization	(955)	(1,194)
Loss on goodwill impairment	—	(45,574)
Other losses, net	(11,504)	(1,187)
Interest expense	(30,602)	(27,345)
Income tax benefit (expense)	1,797	9,621
Net loss	$(72,699)	$(75,158)

CASH FLOW DATA:
Capital expenditures:
Cemetery Operations	$9,025	$10,048
Funeral Home Operations	2,839	426
Corporate	308	315
Total capital expenditures	$12,172	$10,789

	December 31,
	2018	2017
BALANCE SHEET DATA:
Assets:
Cemetery Operations	$1,508,667	$1,594,091
Funeral Home Operations	136,064	152,934
Corporate	24,370	9,057
Total assets	$1,669,101	$1,756,082
Goodwill:
Cemetery Operations	$24,862	$24,862
Funeral Home Operations	—	—
Total goodwill	$24,862	$24,862